RIGHT OF USE ASSET AND LEASE LIABILITY	12 Months Ended
Dec. 31, 2021
RIGHT OF USE ASSET AND LEASE LIABILITY
RIGHT OF USE ASSET AND LEASE LIABILITY

NOTE 9 — RIGHT OF USE ASSET AND LEASE LIABILITY

Net carrying amounts of right-of-use assets

The carrying amounts of right-of-use assets are as follows:

	As of December 31,
	2021	2020
Right of use asset – buildings	$1,378,312	$1,378,312
Right of use asset – office space	58,412	58,412
Right of use asset – leaseholds	992,410	992,410
Foreign currency translation	(117,959)	(39,007)
Accumulated depreciation on right of use assets	(1,233,934)	(726,246)
Right of use asset, net .	$1,077,241	$1,663,881

During the year ended December 31, 2021, the Company recorded depreciation of right-of-use assets of $507,688 (2020 — $491,185) which is included in cost of revenue on the accompanying statements of operations and comprehensive loss.

Lease liabilities

The maturity analysis of lease liabilities is as follows:

	As of December 31,
	2021	2020
Within one year	$436,270	$545,132
Two to five years	298,594	660,034
Thereafter	9,007,645	9,924,141
	9,742,509	11,129,307
Less: finance charges component	(8,411,649)	(9,276,243)
	$1,330,860	$1,853,064
Lease liabilities, current	$436,271	$545,132
Lease liabilities, non-current	894,589	1,307,932
	$1,330,860	$1,853,064

The weighted average discount rate utilized to calculate the present value of the lease liabilities was 11.25%.